Fair Value Measurements (Tables)	6 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and September 30, 2022:
March 31, 2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥151,601	¥0	¥151,601	¥0
Trading debt securities	2,503	0	2,503	0
Available-for-sale debt securities:	2,174,891	1,095	2,032,736	141,060
Japanese and foreign government bond securities*2	832,613	1,095	831,518	0
Japanese prefectural and foreign municipal bond securities	325,604	0	322,551	3,053
Corporate debt securities*3	849,560	0	848,863	697
CMBS and RMBS in the Americas	28,732	0	28,732	0
Other asset-backed securities and debt securities	138,382	0	1,072	137,310
Equity securities*4*5	385,271	112,200	160,099	112,972
Derivative assets:	51,366	292	46,214	4,860
Interest rate swap agreements	9,570	0	9,570	0
Options held/written and other	25,664	0	20,804	4,860
Futures, foreign exchange contracts	16,006	292	15,714	0
Foreign currency swap agreements	126	0	126	0
Netting*6	(20,333)	0	0	0
Net derivative assets	31,033	0	0	0
Other assets:	5,214	0	0	5,214
Reinsurance recoverables*7	5,214	0	0	5,214

Total	¥2,770,846	¥113,587	¥2,393,153	¥264,106

Liabilities:
Derivative liabilities:	¥105,705	¥2,026	¥95,047	¥8,632
Interest rate swap agreements	8,182	0	8,182	0
Options held/written and other	21,562	0	12,930	8,632
Futures, foreign exchange contracts	71,443	2,026	69,417	0
Foreign currency swap agreements	4,518	0	4,518	0
Netting*6	(20,333)	0	0	0
Net derivative Liabilities	85,372	0	0	0
Policy Liabilities and Policy Account Balances:	198,905	0	0	198,905
Variable annuity and variable life insurance contracts*8	198,905	0	0	198,905

Total	¥304,610	¥2,026	¥95,047	¥207,537

September 30, 2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥215,774	¥0	¥215,774	¥0
Trading debt securities	2,948	0	2,948	0
Available-for-sale debt securities:	2,215,540	5,674	2,014,861	195,005
Japanese and foreign government bond securities*2	795,875	4,100	791,775	0
Japanese prefectural and foreign municipal bond securities	362,722	0	359,110	3,612
Corporate debt securities*3	821,666	1,574	819,742	350
CMBS and RMBS in the Americas	43,134	0	43,134	0
Other asset-backed securities and debt securities	192,143	0	1,100	191,043
Equity securities*4*5	362,265	98,885	133,008	130,372
Derivative assets:	124,540	2,898	113,594	8,048
Interest rate swap agreements	25,142	0	25,142	0
Options held/written and other	62,889	0	54,841	8,048
Futures, foreign exchange contracts	34,478	2,898	31,580	0
Foreign currency swap agreements	2,031	0	2,031	0
Netting*6	(35,089)	0	0	0
Net derivative assets	89,451	0	0	0
Other assets:	5,702	0	0	5,702
Reinsurance recoverables*7	5,702	0	0	5,702

Total	¥2,926,769	¥107,457	¥2,480,185	¥339,127

Liabilities:
Derivative liabilities:	¥120,079	¥64	¥87,128	¥32,887
Interest rate swap agreements	2,557	0	2,557	0
Options held/written and other	56,456	0	23,569	32,887
Futures, foreign exchange contracts	59,191	64	59,127	0
Foreign currency swap agreements	1,871	0	1,871	0
Credit derivatives written	4	0	4	0
Netting*6	(35,089)	0	0	0
Net derivative Liabilities	84,990	0	0	0
Policy Liabilities and Policy Account Balances:	170,177	0	0	170,177
Variable annuity and variable life insurance contracts*8	170,177	0	0	170,177

Total	¥290,256	¥64	¥87,128	¥203,064

*1
A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥1,069 million and a loss of ¥3,508 million from the change in the fair value of the loans for the six months ended September 30, 2021 and 2022, respectively. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥525 million and a gain of ¥191 million from the change in the fair value of the loans for the three months ended September 30, 2021 and 2022, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2021 and 2022 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2022, were ¥151,672 million and ¥151,601 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥71 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2022, were ¥219,811 million and ¥215,774 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥4,037 million. As of March 31, 2022 and September 30, 2022, there were no loans that are 90 days or more past due or, in non-accrual
status.

*2
A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥51 million and a loss of ¥21 million from the change in the fair value of those investments for the six months ended September 30, 2021 and 2022, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥20 million and a loss of ¥13 million from the change in the fair value of those investments for the three months ended September 30, 2021 and 2022, respectively. There were no such investments elected the fair value option as of September 30, 2021. The amount of aggregate fair value elected the fair value option was ¥263 million as of March 31, 2022.

*3
A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale
debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥24 million and a loss of ¥977 million from the change in the fair value of those investments for the six months ended September 30, 2021 and 2022, respectively. Included in “Gains on investment securities and dividends” in the consolidated statements of income were losses of ¥18 million and ¥325 million from the change in the fair value of those investments for the three months ended September 30, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥7,644 million and ¥10,591 million as of March 31, 2022 and September 30, 2022, respectively.

*4
Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥585 million and ¥546 million from the change in the fair value of those investments for the six months ended September 30, 2021 and 2022, respectively. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥248 million and ¥6 million from the change in the fair value of those investments for the three months ended September 30, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥11,709 million and ¥14,714 million as of March 31, 2022 and September 30, 2022, respectively.

*5
The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥25,999 million and ¥47,936 million as of March 31, 2022 and September 30, 2022, respectively.

*6	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*7
Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥5,214 million and ¥5,702 million as of March 31, 2022 and September 30, 2022, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2021 and 2022, see Note 17 “Life Insurance Operations.”

*8
Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥198,905 million and ¥170,177 million as of March 31, 2022 and September 30, 2022, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2021 and 2022, see Note 17 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input
The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2021 and 2022:
Six months ended September 30, 2021

	Millions of yen
	Balance at April 1, 2021	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2021 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2021 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥133,457	¥4,281	¥1,827	¥6,108	¥22,270	¥(7,485)	¥(17,114)	¥0	¥137,236	¥321	¥1,904
Japanese prefectural and foreign municipal bond securities	2,761	0	30	30	0	0	0	0	2,791	0	30
Corporate debt securities	1,021	0	(0)	(0)	0	0	(212)	0	809	0	(0)
Other asset-backed securities and debt securities	129,675	4,281	1,797	6,078	22,270	(7,485)	(16,902)	0	133,636	321	1,874
Equity securities	91,410	12,735	1,018	13,753	13,691	(26,375)	(471)	0	92,008	1,528	1,008
Investment funds, and others	91,410	12,735	1,018	13,753	13,691	(26,375)	(471)	0	92,008	1,528	1,008
Derivative assets and liabilities (net)	13,790	1,618	197	1,815	0	0	0	0	15,605	1,618	197
Options held/written and other	13,790	1,618	197	1,815	0	0	0	0	15,605	1,618	197
Other asset	6,297	(1,277)	0	(1,277)	1,050	0	(506)	0	5,564	(1,277)	0
Reinsurance recoverables *5	6,297	(1,277)	0	(1,277)	1,050	0	(506)	0	5,564	(1,277)	0
Policy Liabilities and Policy Account Balances	266,422	(6,731)	(84)	(6,815)	0	0	(47,016)	0	226,221	(6,731)	(84)
Variable annuity and variable life insurance contracts *6	266,422	(6,731)	(84)	(6,815)	0	0	(47,016)	0	226,221	(6,731)	(84)

Six months ended September 30, 2022

	Millions of yen

	Balance at April 1, 2022	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2022 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2022 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥141,060	¥10,011	¥5,711	¥15,722	¥47,361	¥(5,678)	¥(3,460)	¥0	¥195,005	¥9,995	¥6,090
Japanese prefectural and foreign municipal bond securities	3,053	0	559	559	0	0	0	0	3,612	0	559
Corporate debt securities	697	0	(1)	(1)	0	0	(346)	0	350	0	(0)
Other asset-backed securities and debt securities	137,310	10,011	5,153	15,164	47,361	(5,678)	(3,114)	0	191,043	9,995	5,531
Equity securities	112,972	3,874	19,692	23,566	2,500	(7,144)	(1,522)	0	130,372	3,155	19,688
Investment funds, and others	112,972	3,874	19,692	23,566	2,500	(7,144)	(1,522)	0	130,372	3,155	19,688
Derivative assets and liabilities (net)	(3,772)	(18,486)	(2,581)	(21,067)	0	0	0	0	(24,839)	(18,486)	(2,581)
Options held/written and other	(3,772)	(18,486)	(2,581)	(21,067)	0	0	0	0	(24,839)	(18,486)	(2,581)
Other asset	5,214	121	0	121	632	0	(265)	0	5,702	121	0
Reinsurance recoverables *5	5,214	121	0	121	632	0	(265)	0	5,702	121	0
Policy Liabilities and Policy Account Balances	198,905	11,679	83	11,762	0	0	(16,966)	0	170,177	11,679	83
Variable annuity and variable life insurance contracts *6	198,905	11,679	83	11,762	0	0	(16,966)	0	170,177	11,679	83

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

The following tables present the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended September 30, 2021 and 2022:
Three months ended September 30, 2021

	Millions of yen
	Balance at June 30, 2021	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2021	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2021 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2021 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥131,538	¥4,291	¥1,394	¥5,685	¥14,859	¥(7,480)	¥(7,366)	¥0	¥137,236	¥285	¥1,410
Japanese prefectural and foreign municipal bond securities	2,758	0	33	33	0	0	0	0	2,791	0	33
Corporate debt securities	901	0	0	0	0	0	(92)	0	809	0	(0)
Other asset-backed securities and debt securities	127,879	4,291	1,361	5,652	14,859	(7,480)	(7,274)	0	133,636	285	1,377
Equity securities	88,113	1,373	1,022	2,395	2,339	(496)	(343)	0	92,008	301	1,012
Investment funds, and others	88,113	1,373	1,022	2,395	2,339	(496)	(343)	0	92,008	301	1,012
Derivative assets and liabilities (net)	19,012	(3,590)	183	(3,407)	0	0	0	0	15,605	(3,590)	183
Options held/written and other	19,012	(3,590)	183	(3,407)	0	0	0	0	15,605	(3,590)	183
Other asset	5,878	(555)	0	(555)	481	0	(240)	0	5,564	(555)	0
Reinsurance recoverables *5	5,878	(555)	0	(555)	481	0	(240)	0	5,564	(555)	0
Policy Liabilities and Policy Account Balances	244,523	(3,172)	(51)	(3,223)	0	0	(21,525)	0	226,221	(3,172)	(51)
Variable annuity and variable life insurance contracts *6	244,523	(3,172)	(51)	(3,223)	0	0	(21,525)	0	226,221	(3,172)	(51)

Three months ended September 30, 2022

	Millions of yen

	Balance at June 30, 2022	Gains or losses (realized/unrealized)			Purchases *3	Sales	Settlements *4	Transfers in and/ or out of Level 3 (net)	Balance at September 30, 2022	Change in unrealized gains or losses included in earnings for assets and liabilities still held at September 30, 2022 *1	Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at September 30, 2022 *2
		Included in earnings *1	Included in other comprehensive income *2	Total
Available-for-sale debt securities	¥176,919	¥4,393	¥2,401	¥6,794	¥13,190	¥0	¥(1,898)	¥0	¥195,005	¥4,391	¥2,558
Japanese prefectural and foreign municipal bond securities	3,409	0	203	203	0	0	0	0	3,612	0	203
Corporate debt securities	625	0	(0)	(0)	0	0	(275)	0	350	0	0
Other asset-backed securities and debt securities	172,885	4,393	2,198	6,591	13,190	0	(1,623)	0	191,043	4,391	2,355
Equity securities	124,735	2,539	6,881	9,420	621	(4,040)	(364)	0	130,372	2,336	6,880
Investment funds, and others	124,735	2,539	6,881	9,420	621	(4,040)	(364)	0	130,372	2,336	6,880
Derivative assets and liabilities (net)	(17,781)	(5,681)	(1,377)	(7,058)	0	0	0	0	(24,839)	(5,681)	(1,377)
Options held/written and other	(17,781)	(5,681)	(1,377)	(7,058)	0	0	0	0	(24,839)	(5,681)	(1,377)
Other asset	5,732	(216)	0	(216)	321	0	(135)	0	5,702	(216)	0
Reinsurance recoverables *5	5,732	(216)	0	(216)	321	0	(135)	0	5,702	(216)	0
Policy Liabilities and Policy Account Balances	180,791	2,204	106	2,310	0	0	(8,304)	0	170,177	2,204	106
Variable annuity and variable life insurance contracts *6	180,791	2,204	106	2,310	0	0	(8,304)	0	170,177	2,204	106

*1
Principally, gains and losses from
available-for-sale
debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale
debt securities, amortization of interest recognized in finance revenues is included in these columns.

*2
Unrealized gains and losses from
available-for-sale
debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”

*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4
Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.

*5
“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”

*6
“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis
The following tables present recorded amounts of assets measured at fair value on a nonrecurring basis during year ended March 31, 2022 and the six months ended September 30, 2022. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:
Year ended March 31, 2022

	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥235	¥0	¥235	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	6,972	0	0	6,972
Investment in operating leases, property under facility operations, office facilities and other assets	59,847	0	262	59,585
Certain equity securities	9,451	0	9,451	0
Certain investments in affiliates	2,846	0	0	2,846
Certain reporting units including goodwill	192	0	0	192
Certain intangible assets acquired in business combinations	98,014	0	0	98,014

	¥177,557	¥0	¥9,948	¥167,609

Six months ended September 30, 2022
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale	¥213	¥0	¥213	¥0
Real estate collateral-dependent loans (net of allowance for credit losses)	2,048	0	0	2,048
Investment in operating leases, property under facility operations, office facilities and other assets	1,002	0	31	971
Certain equity securities	5,816	0	5,816	0

	¥9,079	¥0	¥6,060	¥3,019

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets and liabilities measured at fair value on a recurring basis as of March 31, 2022 and September 30, 2022.

	March 31, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥3,053	Appraisals/Broker quotes	—	—
Corporate debt securities	697	Discounted cash flows	Discount rate	0.4% – 0.7% ( 0.5%)
Other asset-backed securities and debt securities	25,666	Discounted cash flows	Discount rate	0.1% – 51.2% (10.6%)
			Probability of default	1.9% (1.9%)
	111,644	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds, and others	86,903	Discounted cash flows	WACC	11.9% – 18.6% (16.3%)
			EV/Terminal EBITDA multiple	8.3x-12.0x (9.9x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.4x-12.6x (9.5x)
			EV/Forward EBITDA multiple	5.7x-12.5x (9.4x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.6x-14.5x (10.3x)
	26,069	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	4,792	Discounted cash flows	Discount rate	12.0% – 34.0% (14.9%)
	68	Appraisals/Broker quotes	—	—
Other assets:
Reinsurance recoverables	5,214	Discounted cash flows	Discount rate	(0.2)% – 0.7% (0.2%)
			Mortality rate	0.0% – 100.0% (2.1%)
			Lapse rate	1.5% – 14.0% (5.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥264,106

Liabilities:
Derivative liabilities:
Options held/written and other	¥8,600	Discounted cash flows	Discount rate	12.0% – 34.0% (14.9%)
	32	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	198,905	Discounted cash flows	Discount rate	(0.2)% – 0.7% (0.2%)
			Mortality rate	0.0% – 100.0% (1.9%)
			Lapse rate	1.5% – 30.0% (6.2%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (71.8%)

Total	¥207,537

	September 30, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Available-for-sale debt securities:
Japanese prefectural and foreign municipal bond securities	¥3,612	Appraisals/Broker quotes	—	—
Corporate debt securities	350	Discounted cash flows	Discount rate	0.4% (0.4%)
Other asset-backed securities and debt securities	32,064	Discounted cash flows	Discount rate	0.1% – 51.2% (10.4%)
			Probability of default	1.9% (1.9%)
	158,979	Appraisals/Broker quotes	—	—
Equity securities:
Investment funds, and others	111,844	Discounted cash flows	WACC	11.9% – 26.4% (17.3%)
			EV/Terminal EBITDA multiple	7.5x – 12.0x (9.8x)
		Market multiples	EV/Last twelve months EBITDA multiple	6.0x – 10.4x (8.4x)
			EV/Forward EBITDA multiple	4.9x – 10.6x (8.0x)
			EV/Precedent transaction last twelve months EBITDA multiple	7.5x – 14.5x
				(10.1x)
	18,528	Appraisals/Broker quotes	—	—
Derivative assets:
Options held/written and other	8,048	Discounted cash flows	Discount rate	12.0% – 32.0% (14.9%)
Other assets:
Reinsurance recoverables	5,702	Discounted cash flows	Discount rate	(0.2)% – 1.1% (0.3%)
			Mortality rate	0.0% – 100.0% (2.3%)
			Lapse rate	1.5% – 14.0% (5.1%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (100.0%)

Total	¥339,127

Liabilities:
Derivative liabilities:
Options held/written and other	¥32,863	Discounted cash flows	Discount rate	12.0% – 32.0% (14.9%)
	24	Appraisals/Broker quotes	—	—
Policy liabilities and Policy Account Balances:
Variable annuity and variable life insurance contracts	170,177	Discounted cash flows	Discount rate	(0.2)% – 1.1% (0.3%)
			Mortality rate	0.0% – 100.0% (2.0%)
			Lapse rate	1.5% – 30.0% (6.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0% (69.8%)

Total	¥203,064

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis
The following tables provide information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis during year ended March 31, 2022 and the six months ended September 30, 2021.

	Year ended March 31, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,511	Direct capitalization	Capitalization rate	5.0% – 8.5% (6.1%)
	5,461	Appraisals	—	—
Investment in operating leases, property under facility operations, office facilities and other assets	32,328	Discounted cash flows	Discount rate	5.2% (5.2%)
	27,257	Appraisals	—	—
Certain investments in affiliates	2,846	Appraisals	—	—
Certain reporting units including goodwill	192	Discounted cash flows	Discount rate	10.7% (10.7%)
Certain intangible assets acquired in business combinations	98,014	Discounted cash flows	Discount rate	10.9% (10.9%)

	¥167,609

	Six months ended September 30, 2022
	Millions of yen
	Fair value	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
Assets:
Real estate collateral-dependent loans (net of allowance for credit losses)	¥1,520	Direct capitalization	Capitalization rate	4.7% – 6.9% (5.9%)
	528	Appraisals	—	—
Investment in operating leases, property under facility operations, office facilities and other assets	330	Discounted cash flows	Discount rate	0.5% (0.5%)
	641	Appraisals	—	—

	¥3,019